N-4	Apr. 20, 2023 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln National Variable Annuity Account C
Entity Central Index Key	0000353894
Entity Investment Company Type	N-4
Document Period End Date	Apr. 20, 2023
Amendment Flag	false
Multi Fund 1 4
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
The surrender charges applicable to your Contract depend on the version of the Contract that you own.
•Single premium contract (Multi-Fund® 1). If you withdraw money during the first 7 full Contract Years, you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period.
•Flexible premium contract (Multi-Fund® 2, 3, 4). If you withdraw money before the
7th anniversary since your last Purchase Payment, you may be assessed a surrender charge of up to 7% of Purchase Payments withdrawn, declining to 0% over that time period.
•Periodic premium contract (Multi-Fund® 1). If you withdraw money during the first
10 full Contract Years, you may be assessed a surrender charge of up to 8% of the amount withdrawn, declining to 0% over that time period.
For example, if you purchase the Contract and make a withdrawal of $100,000 during the surrender charge period, you could be assessed a charge of up to $7,000 (for a single or flexible premium contract) or $8,000 (for a periodic premium contract).
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge
Transaction Charges
If you participate in a tax deferred retirement plan that allows participant loans, you may be eligible to take a loan against your Contract Value. Depending on your state of residence, a one-time fee of up to $35 may be charged to set up and process a loan. The loan maintenance fee is an annual rate of 2.5%
•Fee Tables •Charges and Other Deductions
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.002%[1,2]
	Base Contract with Enhanced Guaranteed Minimum Death Benefit	1.302%[1,2]
	Investment options (fund fees and expenses)	0.23%[1]	1.79%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[1]	2.00%[3]
1 As a percentage of average Account Value in the Subaccounts.
2A charge of 0.952% applies only for assets invested in the LVIP Delaware Value Fund on and after May 1, 2009.
3 As a percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,548	Highest Annual Cost: $6,591
Assumes:	Assumes:

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
The surrender charges applicable to your Contract depend on the version of the Contract that you own.
•Single premium contract (Multi-Fund® 1). If you withdraw money during the first 7 full Contract Years, you may be assessed a surrender charge of up to 7% of the amount withdrawn, declining to 0% over that time period.
•Flexible premium contract (Multi-Fund® 2, 3, 4). If you withdraw money before the
7th anniversary since your last Purchase Payment, you may be assessed a surrender charge of up to 7% of Purchase Payments withdrawn, declining to 0% over that time period.
•Periodic premium contract (Multi-Fund® 1). If you withdraw money during the first
10 full Contract Years, you may be assessed a surrender charge of up to 8% of the amount withdrawn, declining to 0% over that time period.
For example, if you purchase the Contract and make a withdrawal of $100,000 during the surrender charge period, you could be assessed a charge of up to $7,000 (for a single or flexible premium contract) or $8,000 (for a periodic premium contract).
•Fee Tables •Examples •Charges and Other Deductions – Surrender Charge

Transaction Charges [Text Block]
Transaction Charges
If you participate in a tax deferred retirement plan that allows participant loans, you may be eligible to take a loan against your Contract Value. Depending on your state of residence, a one-time fee of up to $35 may be charged to set up and process a loan. The loan maintenance fee is an annual rate of 2.5%
•Fee Tables •Charges and Other Deductions

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	1.002%[1,2]
	Base Contract with Enhanced Guaranteed Minimum Death Benefit	1.302%[1,2]
	Investment options (fund fees and expenses)	0.23%[1]	1.79%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.30%[1]	2.00%[3]
1 As a percentage of average Account Value in the Subaccounts.
2A charge of 0.952% applies only for assets invested in the LVIP Delaware Value Fund on and after May 1, 2009.
3 As a percentage of the Protected Income Base.
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,548	Highest Annual Cost: $6,591
Assumes:	Assumes:

Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.002%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average Account Value in the Subaccounts.
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.23%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	1.79%
Optional Benefits Minimum [Percent]	0.30%
Optional Benefits Maximum [Percent]	2.00%
Optional Benefits Footnotes [Text Block]	As a percentage of the Protected Income Base.
Lowest and Highest Annual Cost [Table Text Block]
Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year. This estimate assumes that you do not take withdrawals from the
Contract, which could add surrender charges that substantially increase costs.

Lowest Annual Cost: $1,548	Highest Annual Cost: $6,591
Assumes:	Assumes:
•Investment of $100,000 •5% annual appreciation •Least expensive fund fees and expenses •No optional benefits •No surrender charges •No additional Purchase Payments, transfers, or withdrawals
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Lowest Annual Cost [Dollars]	$ 1,548
Highest Annual Cost [Dollars]	$ 6,591
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.	•Principal Risks •Investments of the Variable Annuity Account
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Surrender charges may apply to withdrawals. If you take a withdrawal, any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.
•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrenders and Withdrawals •Fee Tables •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments in the Variable Annuity
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln
Life, including our financial strength ratings, is available upon request by calling 1-
800-454-6265 or visiting www.LincolnFinancial.com.
•Principal Risks

Investment Restrictions [Text Block]	•The frequency of transfers between investment options is restricted. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option.•Currently, there is no charge for transfers. We may impose a $10 charge for transfers in excess of the maximum number of transfers allowed in a Contract Year.•We reserve the right to remove or substitute the funds that are available as investment options under the Contract.
Optional Benefit Restrictions [Text Block]	•There are additional restrictions and limitations under the Contract’s optional benefits.•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.•We may modify or stop offering an optional benefit that is currently available at any time.
Tax Implications [Text Block]	•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	•Your registered representative may receive compensation for selling this Contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm.•This potential conflict of interest may influence your registered representative to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If you already own a contract, some investment professionals may have a financial incentive to offer you a new Contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	Fee Tables The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract Specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted. TRANSACTION EXPENSES
Surrender charge – Single Premium (Multi-Fund® 1) (as a percentage of Contract Value surrendered/withdrawn)	7.00%
Surrender charge – Flexible Premium (Multi-Fund® 2, 3, 4) (as a percentage of Purchase Payments surrendered/ withdrawn)	7.00%
Surrender charge – Periodic Contract (Multi-Fund® 1) (as a percentage of Contract Value surrendered/withdrawn):[1]	8.00%
Loan set-up fee[2]:	$35

[1]The surrender charge percentage is reduced over time. The later the surrender or withdrawal occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. A withdrawal that does not exceed the free amount for a Contract Year is not subject to a surrender charge. See Charges and Other Deductions – Surrender Charge.[2]Loans are available only if your group plan allows for loans and such fee is permissible by state law.The following table describes the fees and expenses that you will pay each year during the time that you own the Contract, not including fund fees and expenses. These fees and expenses are the same for the Single Premium (Multi-Fund® 1), Flexible Premium (Multi-Fund® 2, 3, 4) and Periodic Premium (Multi-Fund® 1) contracts. If you choose to purchase an optional benefit, you will pay additional charges, as shown below.   ANNUAL CONTRACT EXPENSES
Administrative Expense (Annual Account Fee):[1]	$25

Base Contract Expenses:[2] (as a percentage of average daily net assets in the Subaccounts):
Without Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.002%
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.302%
Optional Benefit Expenses[3]
	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0:[4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
Lincoln Lifetime IncomeSM Advantage:[5]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Additional Charge for Lincoln Lifetime IncomeSM Advantage Plus	0.15%	0.15%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[6]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[6]
Guaranteed Maximum Annual Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[7]
Guaranteed Maximum Annual Charge	1.50%	N/A
Current Charge	0.65%	N/A
i4LIFE® Advantage Guaranteed Income Benefit (qualified contracts only):[8]
Current Charge[9]	0.48%	0.48%
i4LIFE® Advantage (nonqualified contracts and IRAs):[10]
Current Charge	0.30%	0.30%
i4LIFE® Advantage Guaranteed Income Benefit (version 4) (nonqualified contracts and IRAs):[11]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Charge	0.95%	1.15%
i4LIFE® Advantage Guaranteed Income Benefit (version 3) (nonqualified contracts and IRAs):[11]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.95%	0.95%
i4LIFE® Advantage Guaranteed Income Benefit (version 2) (nonqualified contracts and IRAs):[11]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.75%	0.75%
i4LIFE® Advantage Guaranteed Income Benefit (version 1) (nonqualified contracts and IRAs):[11]
Guaranteed Maximum Annual Charge	1.50%	1.50%
Current Charge	0.50%	0.50%
[1]Applies only to Periodic Multi-Fund® 1 and Flexible Premium Multi-Fund® 2 contracts.[2]The mortality and expense risk charge and administrative charge rates together are 1.002% for all contracts on and after the Annuity Commencement Date. Assets invested in the LVIP Delaware Value Fund on or after May 1, 2009, will have a mortality and expense risk charge of 0.952%.[3]You may not have more than one Living Benefit Rider on your contract and those Living Benefit Riders are only available for nonqualified plans or IRAs.[4]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This rider is no longer available for purchase. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to Protected Income Base.[5]As an annualized percentage of the Protected Income Base as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This fee is deducted from the Contract Value on a quarterly basis. The current annual fee rate may increase to the current annual fee listed above upon the earlier of (a) the next Account Value Step-up of the Protected Income Base or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for more information. This rider is no longer available for purchase.[6]As an annualized percentage of the Guaranteed Amount, as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate may increase to the rate listed above upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for more information. This rider is no longer available for purchase.[7]As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, automatic 15% enhancements, and Resets and decreased for withdrawals. This fee is deducted from the subaccounts on a quarterly basis. The protected lifetime income fee may increase to the current annual fee listed above upon the next election to reset the Protected Income Base. See Charges and Other Deductions – 4LATER® Advantage Fee for more information. This rider is no longer available for purchase.[8]This benefit is not available with the Enhanced Guaranteed Minimum Death Benefit.[9]As an annualized percentage of Account Value deducted on a monthly basis (0.04% per month).[10]As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.[11]These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.  The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	1.79%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.23%	1.15%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over time. The later the surrender or withdrawal occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. A withdrawal that does not exceed the free amount for a Contract Year is not subject to a surrender charge. See Charges and Other Deductions – Surrender Charge.
Administrative Expense, Current [Dollars]	$ 25
Administrative Expense, Footnotes [Text Block]	Applies only to Periodic Multi-Fund® 1 and Flexible Premium Multi-Fund® 2 contracts.
Base Contract Expense, Footnotes [Text Block]	The mortality and expense risk charge and administrative charge rates together are 1.002% for all contracts on and after the Annuity Commencement Date. Assets invested in the LVIP Delaware Value Fund on or after May 1, 2009, will have a mortality and expense risk charge of 0.952%.
Annual Portfolio Company Expenses [Table Text Block]	The next table shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. The expenses are for the year ended December 31, 2022. A complete list of funds available under the Contract, including their annual expenses, may be found in an appendix to this prospectus. See Appendix A: Funds Available Under the Contract.
Annual Fund Expenses	Minimum	Maximum
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.	0.23%	1.79%
Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements.[1]	0.23%	1.15%
[1]Any expense waivers or reimbursements will remain in effect until at least April 30, 2024, and can only be terminated early with approval by the fund’s board of directors.
Portfolio Company Expenses [Text Block]	Expenses that are deducted from the fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses before reimbursements.
Portfolio Company Expenses Minimum [Percent]	0.23%
Portfolio Company Expenses Maximum [Percent]	1.79%
Surrender Example [Table Text Block]
	Single Periodic Premium Contract	Multi-Fund 2 Flexible Premium Contract	Multi-Fund 3 or 4 Flexible Premium Contract	Periodic Premium Contract
1 year	$12,760	$13,619	$13,619	$13,508
3 years	$22,270	$24,838	$24,838	$24,552
5 years	$31,764	$36,032	$36,032	$35,629
10 years	$57,409	$65,909	$65,909	$59,414

No Surrender Example [Table Text Block]
	Single Periodic Premium Contract	Multi-Fund 2 Flexible Premium Contract	Multi-Fund 3 or 4 Flexible Premium Contract	Periodic Premium Contract
1 year	$5,769	$6,619	$6,619	$5,496
3 years	$17,288	$19,838	$19,838	$16,514
5 years	$28,782	$33,032	$33,032	$27,566
10 years	$57,409	$65,909	$65,909	$55,351

Item 5. Principal Risks [Table Text Block]	Principal Risks The principal risks of investing in the Contract include: Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract. Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon. Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund. Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses. Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit. Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit. Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $1 million or more. This amount includes total purchase payments for all variable annuity contracts issued by us or our affiliates (excluding any version of Lincoln Investor Advantage®, Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments. Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you. Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase. Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract The following tables summarize information about the benefits available under the Contract. A detailed description of each benefit follows the table.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar-Cost Averaging	Allows you to automatically transfer amounts between certain investment options on a monthly basis.	None	•Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months. •Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Portfolio Rebalancing	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.	None	•Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Cross-Reinvestment/ Earnings Sweep Service	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.	None	•Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Automatic Withdrawal Service	Allows you to take periodic withdrawals from your Contract automatically.	None	•Automatically terminates once i4LIFE® Advantage begins.

Benefits Available [Table Text Block]
Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Enhanced Guaranteed Minimum Death Benefit
Provides an enhanced death benefit based
on the greater of Contract Value upon death,
Contract Value at the time of election, total
Purchase Payments, or highest Contract
Value on a contract anniversary, subject to
adjustments.
0.30% (as a percentage of average daily net assets in the Subaccounts)
•Limited availability: Only available for
flexible premium contracts, not available
for qualified contracts or in all states,
and Owner(s) and Annuitant must be no
older than age 75.
•Withdrawals could significantly reduce
the benefit.

i4LIFE® Advantage for Qualified Contracts
•Variable periodic Regular Income
Payments for life.
•The ability to make additional
withdrawals and surrender the Contract
during the Access Period.
•The optional Guaranteed Income Benefit
provides a minimum payout floor for
those Regular Income Payments.
•Includes a Guaranteed Income Benefit
and its own standard death benefit.
1.482% (as a percentage of Account Value)
•Limited availability: Must be elected
before an annuity option is selected,
must be elected no later than age 85
(single life); age 80 (joint life), may not
be available or limitations may apply
depending on state, tax treatment, and
terms of retirement plan.
•Investment Requirements apply.
•Restrictions apply to the length of the
Access Period.
•Withdrawals during the Access Period
could significantly reduce the dollar
amount of income payments and the
death benefit.
•Purchase Payments are subject to
additional restrictions.

i4LIFE® Advantage for Nonqualified and IRA Contracts
•Variable periodic Regular Income
Payments for life.
•The ability to make additional
withdrawals and surrender the Contract
during the Access Period.
•The optional Guaranteed Income Benefit
provides a minimum payout floor for
those Regular Income Payments.
•May be elected with or without the
Guaranteed Income Benefit. Includes its
own standard death benefit and an
enhanced death benefit may be elected
for an additional charge.
3.652% (as a percentage of Account Value)
•Limited availability: Must have Contract
Value of at least $50,000 at election,
must be elected before an annuity option
is selected, for IRA contracts, must be
age 59½ or older and may not be
available or limitations may apply
depending on state and tax treatment.
•Investment Requirements apply if
Guaranteed Income Benefit is elected.
•Restrictions apply to the length of the
Access Period.
•Withdrawals during the Access Period
could significantly reduce the dollar
amount of income payments and the
death benefit.
•Purchase Payments are subject to
additional restrictions.

Optional Benefits – Available for Election
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Guaranteed Income Benefit with i4LIFE® Advantage
Provides that variable income payments
under i4LIFE® Advantage will never be less
than a guaranteed minimum amount
regardless of investment performance
during the Access Period or Lifetime Income
Period. Includes a step-up feature that may
result in a higher guaranteed minimum at
certain points in time.
Qualified contracts: No additional charge Included with i4LIFE® Advantage Nonqualified / IRA contracts: 3.652% (as a percentage of Account Value)
•Must be elected no later than age 95 for
nonqualified contracts or age 80 for IRA
contracts.
•Investment Requirements apply.
•Features, terms, and conditions differ for
qualified and nonqualified/IRA contracts.
•Withdrawals during the Access Period
could significantly reduce the benefit and
negatively impact the potential for step-
ups.
•Changes to the length of the Access
Period or payment frequency could
significantly reduce or terminate the
benefit.
•Purchase Payments are subject to
additional restrictions.

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A — Funds Available Under The ContractThe following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-454-6265 or by sending an email request to Multi-FundE-Service@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.70%	-26.38%	8.55%	11.31%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.58%	-15.83%	3.62%	5.96%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.61%	-16.51%	4.00%	6.67%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.64%	-16.94%	4.51%	7.38%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class	0.69%	-17.75%	5.28%	8.28%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.73%	-18.30%	5.79%	8.60%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.73%	-18.30%	5.78%	8.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.73%	-18.35%	5.76%	8.69%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.73%	-18.36%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.73%	-18.27%	N/A	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.71%	-24.52%	12.31%	14.69%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	0.64%[2]	-2.28%	5.84%	7.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class (formerly LVIP BlackRock Global Real Estate Fund)	0.81%[2]	-28.64%	0.45%	2.92%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	0.69%[2]	-26.73%	6.38%	8.55%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	0.72%[2]	-23.57%	6.75%	7.03%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.37%	-13.70%	0.17%	1.17%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class[3]	0.74%[2]	-11.41%	2.09%	3.21%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.42%	-8.87%	6.08%	10.64%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class3	0.80%[2]	-13.73%	6.10%	10.48%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.44%	-19.71%	8.88%	11.78%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware REIT Fund)	0.83%[2]	-25.30%	2.41%	5.21%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%[2]	-3.27%	6.77%	10.64%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class[3]	0.71%[2]	-11.21%	2.86%	5.39%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	0.72%[2]	-12.06%	3.56%	4.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.41%	1.31%	0.95%	0.53%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class	0.66%[2]	-13.33%	1.79%	3.73%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	0.76%[2]	-9.17%	4.14%	6.71%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class (formerly LVIP Global Income Fund)	0.64%[2]	-15.13%	-1.32%	-0.42%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.76%[2]	-10.76%	-0.25%	3.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.56%[2]	-14.33%	1.87%	3.57%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class	0.60%[2]	-16.83%	-0.99%	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class	0.66%[2]	-15.18%	3.53%	4.67%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class	0.68%[2]	-16.87%	4.20%	5.25%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class	0.70%[2]	-17.74%	4.96%	5.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class	0.71%[2]	-17.95%	5.33%	6.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class	0.71%[2]	-17.87%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	-24.52%	8.55%	12.00%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	0.76%	9.00%	8.63%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class	0.67%	-14.30%	-0.18%	0.92%
[1]The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.[2]This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.[3]Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.[4]The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such partiesmake any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.[5]“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.[6]Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.
Prospectuses Available [Text Block]	The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-800-454-6265 or by sending an email request to Multi-FundE-Service@lfg.com. The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class B	1.15%[2]	-27.17%	7.72%	9.99%
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.66%[2]	-24.74%	7.06%	10.15%
Growth of capital.	American Funds Growth Fund - Class 2	0.59%	-29.94%	11.14%	13.64%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.53%	-16.49%	7.83%	11.54%
Long-term growth of capital.	American Funds International Fund - Class 2	0.78%	-20.79%	-1.03%	3.92%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Service Class[3]	1.08%	-12.36%	4.04%	8.92%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.70%	-26.38%	8.55%	11.31%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.58%	-15.83%	3.62%	5.96%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.61%	-16.51%	4.00%	6.67%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.64%	-16.94%	4.51%	7.38%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class	0.69%	-17.75%	5.28%	8.28%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.73%	-18.30%	5.79%	8.60%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.73%	-18.30%	5.78%	8.67%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.73%	-18.35%	5.76%	8.69%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.73%	-18.36%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.73%	-18.27%	N/A	N/A
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.71%	-24.52%	12.31%	14.69%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.15%[2]	-25.83%	9.12%	11.26%
Reasonable income.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	0.64%[2]	-2.28%	5.84%	7.26%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Real Estate Fund - Standard Class (formerly LVIP BlackRock Global Real Estate Fund)	0.81%[2]	-28.64%	0.45%	2.92%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class	0.69%[2]	-26.73%	6.38%	8.55%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	0.72%[2]	-23.57%	6.75%	7.03%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.37%	-13.70%	0.17%	1.17%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Service Class[3]	0.88%[2]	-0.16%	1.08%	0.95%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class[3]	0.74%[2]	-11.41%	2.09%	3.21%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.42%	-8.87%	6.08%	10.64%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class3	0.80%[2]	-13.73%	6.10%	10.48%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.44%	-19.71%	8.88%	11.78%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware U.S. REIT Fund - Standard Class[3] (formerly LVIP Delaware REIT Fund)	0.83%[2]	-25.30%	2.41%	5.21%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%[2]	-3.27%	6.77%	10.64%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class[3]	0.71%[2]	-11.21%	2.86%	5.39%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	0.72%[2]	-12.06%	3.56%	4.82%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.41%	1.31%	0.95%	0.53%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class	0.66%[2]	-13.33%	1.79%	3.73%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	0.76%[2]	-9.17%	4.14%	6.71%
Current income consistent with the preservation of capital.	LVIP Mondrian Global Income Fund - Standard Class (formerly LVIP Global Income Fund)	0.64%[2]	-15.13%	-1.32%	-0.42%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.76%[2]	-10.76%	-0.25%	3.60%
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.56%[2]	-14.33%	1.87%	3.57%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class	0.60%[2]	-16.83%	-0.99%	N/A
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class	0.66%[2]	-15.18%	3.53%	4.67%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class	0.68%[2]	-16.87%	4.20%	5.25%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class	0.70%[2]	-17.74%	4.96%	5.87%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class	0.71%[2]	-17.95%	5.33%	6.46%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class	0.71%[2]	-17.87%	N/A	N/A
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.73%[2]	-24.52%	8.55%	12.00%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Service Class	0.57%[2]	-18.95%	8.41%	11.27%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Service Class	0.59%[2]	-16.83%	0.58%	3.69%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	0.76%	9.00%	8.63%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class	0.67%	-14.30%	-0.18%	0.92%

Portfolio Company Objective [Text Block]	Investment Objective
Temporary Fee Reductions, Current Expenses [Text Block]	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
Multi Fund 1 4 | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. The benefits of tax deferral, long-term income, and living benefit protections also mean that the Contract is more beneficial to investors with a long-term horizon.
Multi Fund 1 4 | VariableOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Option Risk. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the Subaccounts, which invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, your Contract Value goes down. How much it goes up or down depends on the performance of the Subaccounts you select. Each underlying fund is subject to its own investment risks. When you invest in a Subaccount, you are exposed to the investment risks of the underlying fund.
Multi Fund 1 4 | InvestmentRequirementsRiskMember
Prospectus:
Principal Risk [Text Block]	Investment Requirements Risk. If you elect an optional benefit, you may be subject to Investment Requirements, which means you may not be permitted to invest in certain investment options or you may be permitted to invest in certain investment options only to a limited extent. Failing to satisfy applicable Investment Requirements may result in the termination of your optional benefit. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under an optional benefit. In turn, your compliance with the Investment Requirements could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits.
Multi Fund 1 4 | ManagedVolatilityFundRiskMember
Prospectus:
Principal Risk [Text Block]	Managed Volatility Fund Risk. Certain underlying funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These funds usually, but not always, have “Managed Risk” or “Managed Volatility” in the name of the fund. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the Contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the Contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with Living Benefit Riders. Risk management strategies, in periods of high market volatility, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and the value of your guaranteed benefits. For more information on these funds and their risk management strategies, please see the funds’ prospectuses.
Multi Fund 1 4 | WithdrawalRiskIlliquidityRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk (Illiquidity Risk). You should carefully consider the risks associated with taking a withdrawal or surrender under the Contract. If you take a withdrawal or surrender the Contract, any applicable surrender charges will reduce the value of your Contract or the amount of money that you ultimately receive. The proceeds of your withdrawal or surrender may be subject to ordinary income taxes, including a tax penalty if you are younger than age 59½. You should also consider the impact that a withdrawal may have on the standard and optional benefits under your Contract. For example, under certain Living Benefit Riders, excess or early withdrawals may reduce the value of the guaranteed benefit by an amount greater than the amount withdrawn and could result in termination of the benefit.
Multi Fund 1 4 | TransferRiskMember
Prospectus:
Principal Risk [Text Block]	Transfer Risk. Your ability to transfer amounts between investment options is subject to restrictions. You are generally restricted to no more than 12 transfers per Contract Year. There are also restrictions on the minimum amount that may be transferred from a variable option and the maximum amount that may be transferred from the fixed account option. If permitted by your Contract, we may discontinue accepting transfers into the fixed side of the contract at any time. Your ability to transfer between investment options may also be restricted as a result of Investment Requirements if you have elected an optional benefit.
Multi Fund 1 4 | PurchasePaymentRiskMember
Prospectus:
Principal Risk [Text Block]	Purchase Payment Risk. Your ability to make additional Purchase Payments may be restricted under the Contract, depending on the version of the Contract that you own, the optional benefits that you have elected, and other factors. You must obtain our approval for Purchase Payments totaling $1 million or more. This amount includes total purchase payments for all variable annuity contracts issued by us or our affiliates (excluding any version of Lincoln Investor Advantage®, Lincoln Level Advantage® and Lincoln Level Advantage 2SM contracts) for the same owner, joint owner, Annuitant, or Secondary Life. We reserve the right to further limit, restrict or suspend the ability to make additional Purchase Payments under the Contract. If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
Multi Fund 1 4 | ElectionofOptionalBenefitRiskMember
Prospectus:
Principal Risk [Text Block]	Election of Optional Benefit Risk. There are a variety of optional benefits under the Contract that are designed for different financial goals and to protect against different financial risks. There is a risk that you may not choose the benefit or benefits that are best suited for you based on your present or future needs and circumstances. In addition, if you elect an optional benefit and do not use it, or if the contingencies upon which the benefit depend never occur, you will have paid for a benefit that did not provide a financial return. There is also a risk that a financial return of an optional benefit, if any, will ultimately be less than the amount you paid for the benefit. You should consult with your registered representative to determine which optional benefits (if any) are appropriate for you.
Multi Fund 1 4 | FeeandExpenseRiskMember
Prospectus:
Principal Risk [Text Block]	Fee and Expense Risk. You are subject to the risk that we may increase certain contract fees and charges, and that underlying fund expenses may increase.
Multi Fund 1 4 | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Multi Fund 1 4 | CybersecurityandBusinessInteruptionRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity and Business Interruption Risks. We rely heavily on interconnected computer systems and digital data to conduct our annuity business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks, including ransomware and malware attacks. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. The risk of cyber-attacks may be higher during periods of geopolitical turmoil. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to system disruptions, cyber-attacks or information security breaches in the future. In addition to cyber security risks, we are exposed to risks related to natural and man-made disasters, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. They could also result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from Contractowners. Disasters may negatively affect the computer and other systems on which we rely, impact our ability to calculate accumulation unit values, or have other possible negative impacts. They may also impact the issuers of securities in which the underlying funds invest, which may negatively affect the value of the underlying funds and the value of your Contract. There can be no assurance that we or the underlying funds or our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters.
Multi Fund 1 4 | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including loss of principal.
Principal Risk [Text Block]	Risk of Loss. You can lose money by investing in this Contract, including loss of principal. Neither the U.S. Government nor any federal agency insures or guarantees your investment in the Contract.
Multi Fund 1 4 | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•Surrender charges may apply to withdrawals. If you take a withdrawal, any surrender charges will reduce the value of your Contract or the amount of money that you actually receive.•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
Multi Fund 1 4 | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.•Each investment option (including the fixed account option) has its own unique risks.•You should review the investment options before making an investment decision.
Multi Fund 1 4 | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, Lincoln Life. Any obligations (including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln Life, including our financial strength ratings, is available upon request by calling 1-800-454-6265 or visiting www.LincolnFinancial.com.
Multi Fund 1 4 | ABVPSSustainableGlobalThematicPortfolioClassBMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	AB VPS Sustainable Global Thematic Portfolio - Class B
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(27.17%)
Average Annual Total Returns, 5 Years [Percent]	7.72%
Average Annual Total Returns, 10 Years [Percent]	9.99%
Multi Fund 1 4 | AmericanFundsGlobalGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds Global Growth Fund - Class 2
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(24.74%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	10.15%
Multi Fund 1 4 | AmericanFundsGrowthFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Growth of capital.
Portfolio Company Name [Text Block]	American Funds Growth Fund - Class 2
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(29.94%)
Average Annual Total Returns, 5 Years [Percent]	11.14%
Average Annual Total Returns, 10 Years [Percent]	13.64%
Multi Fund 1 4 | AmericanFundsGrowthIncomeFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital and income.
Portfolio Company Name [Text Block]	American Funds Growth-Income Fund - Class 2
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	(16.49%)
Average Annual Total Returns, 5 Years [Percent]	7.83%
Average Annual Total Returns, 10 Years [Percent]	11.54%
Multi Fund 1 4 | AmericanFundsInternationalFundClass2Member
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital.
Portfolio Company Name [Text Block]	American Funds International Fund - Class 2
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	(20.79%)
Average Annual Total Returns, 5 Years [Percent]	(1.03%)
Average Annual Total Returns, 10 Years [Percent]	3.92%
Multi Fund 1 4 | DelawareVIPSmallCapValueSeriesServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	Delaware VIP® Small Cap Value Series - Service Class
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	(12.36%)
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	8.92%
Multi Fund 1 4 | DWSAlternativeAssetAllocationVIPPortfolioClassAMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	DWS Alternative Asset Allocation VIP Portfolio - Class A
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(7.42%)
Average Annual Total Returns, 5 Years [Percent]	2.83%
Average Annual Total Returns, 10 Years [Percent]	2.44%
Multi Fund 1 4 | FidelityVIPContrafundPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Contrafund® Portfolio - Service Class
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(26.38%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	11.31%
Multi Fund 1 4 | FidelityVIPFreedom2020PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2020 PortfolioSM- Service Class
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	(15.83%)
Average Annual Total Returns, 5 Years [Percent]	3.62%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Multi Fund 1 4 | FidelityVIPFreedom2025PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2025 PortfolioSM- Service Class
Current Expenses [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(16.51%)
Average Annual Total Returns, 5 Years [Percent]	4.00%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Multi Fund 1 4 | FidelityVIPFreedom2030PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2030 PortfolioSM- Service Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(16.94%)
Average Annual Total Returns, 5 Years [Percent]	4.51%
Average Annual Total Returns, 10 Years [Percent]	7.38%
Multi Fund 1 4 | FidelityVIPFreedom2035PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2035 PortfolioSM- Service Class
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(17.75%)
Average Annual Total Returns, 5 Years [Percent]	5.28%
Average Annual Total Returns, 10 Years [Percent]	8.28%
Multi Fund 1 4 | FidelityVIPFreedom2040PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2040 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	5.79%
Average Annual Total Returns, 10 Years [Percent]	8.60%
Multi Fund 1 4 | FidelityVIPFreedom2045PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2045 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.30%)
Average Annual Total Returns, 5 Years [Percent]	5.78%
Average Annual Total Returns, 10 Years [Percent]	8.67%
Multi Fund 1 4 | FidelityVIPFreedom2050PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2050 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.35%)
Average Annual Total Returns, 5 Years [Percent]	5.76%
Average Annual Total Returns, 10 Years [Percent]	8.69%
Multi Fund 1 4 | FidelityVIPFreedom2055PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2055 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.36%)
Multi Fund 1 4 | FidelityVIPFreedom2060PortfolioSMServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.
Portfolio Company Name [Text Block]	Fidelity® VIP Freedom 2060 PortfolioSM- Service Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(18.27%)
Multi Fund 1 4 | FidelityVIPGrowthPortfolioServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To achieve capital appreciation.
Portfolio Company Name [Text Block]	Fidelity® VIP Growth Portfolio - Service Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	14.69%
Multi Fund 1 4 | LVIPBaronGrowthOpportunitiesFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Baron Growth Opportunities Fund - Service Class
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	(25.83%)
Average Annual Total Returns, 5 Years [Percent]	9.12%
Average Annual Total Returns, 10 Years [Percent]	11.26%
Multi Fund 1 4 | LVIPBlackRockDividendValueManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Reasonable income.
Portfolio Company Name [Text Block]	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(2.28%)
Average Annual Total Returns, 5 Years [Percent]	5.84%
Average Annual Total Returns, 10 Years [Percent]	7.26%
Multi Fund 1 4 | LVIPBlackRockGlobalAllocationFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	High total investment return.
Portfolio Company Name [Text Block]	LVIP BlackRock Global Allocation Fund - Standard Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(15.38%)
Multi Fund 1 4 | LVIPBlackRockInflationProtectedBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Company Name [Text Block]	LVIP BlackRock Inflation Protected Bond Fund - Standard Class
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	(4.70%)
Average Annual Total Returns, 5 Years [Percent]	2.20%
Average Annual Total Returns, 10 Years [Percent]	0.80%
Multi Fund 1 4 | LVIPBlackRockRealEstateFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return through a combination of current income and long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP BlackRock Real Estate Fund - Standard Class
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(28.64%)
Average Annual Total Returns, 5 Years [Percent]	0.45%
Average Annual Total Returns, 10 Years [Percent]	2.92%
Multi Fund 1 4 | LVIPBlendedLargeCapGrowthManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital in a manner consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(26.73%)
Average Annual Total Returns, 5 Years [Percent]	6.38%
Average Annual Total Returns, 10 Years [Percent]	8.55%
Multi Fund 1 4 | LVIPBlendedMidCapManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation.
Portfolio Company Name [Text Block]	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(23.57%)
Average Annual Total Returns, 5 Years [Percent]	6.75%
Average Annual Total Returns, 10 Years [Percent]	7.03%
Multi Fund 1 4 | LVIPDelawareBondFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum current income (yield) consistent with a prudent investment strategy.
Portfolio Company Name [Text Block]	LVIP Delaware Bond Fund - Standard Class
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(13.70%)
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	1.17%
Multi Fund 1 4 | LVIPDelawareDiversifiedFloatingRateFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Floating Rate Fund - Service Class
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	(0.16%)
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	0.95%
Multi Fund 1 4 | LVIPDelawareDiversifiedIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return consistent with reasonable risk.
Portfolio Company Name [Text Block]	LVIP Delaware Diversified Income Fund - Standard Class
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	(13.86%)
Average Annual Total Returns, 5 Years [Percent]	0.41%
Average Annual Total Returns, 10 Years [Percent]	1.35%
Multi Fund 1 4 | LVIPDelawareHighYieldFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return and, as a secondary objective, high current income.
Portfolio Company Name [Text Block]	LVIP Delaware High Yield Fund - Standard Class
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(11.41%)
Average Annual Total Returns, 5 Years [Percent]	2.09%
Average Annual Total Returns, 10 Years [Percent]	3.21%
Multi Fund 1 4 | LVIPDelawareMidCapValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Mid Cap Value Fund - Standard Class
Current Expenses [Percent]	0.42%
Average Annual Total Returns, 1 Year [Percent]	(8.87%)
Average Annual Total Returns, 5 Years [Percent]	6.08%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Multi Fund 1 4 | LVIPDelawareSMIDCapCoreFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware SMID Cap Core Fund - Standard Class3
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	(13.73%)
Average Annual Total Returns, 5 Years [Percent]	6.10%
Average Annual Total Returns, 10 Years [Percent]	10.48%
Multi Fund 1 4 | LVIPDelawareSocialAwarenessFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Social Awareness Fund - Standard Class
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	(19.71%)
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	11.78%
Multi Fund 1 4 | LVIPDelawareUSREITFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum long-term total return, with capital appreciation as a secondary objective.
Portfolio Company Name [Text Block]	LVIP Delaware U.S. REIT Fund - Standard Class
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	(25.30%)
Average Annual Total Returns, 5 Years [Percent]	2.41%
Average Annual Total Returns, 10 Years [Percent]	5.21%
Multi Fund 1 4 | LVIPDelawareValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Value Fund - Standard Class
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	(3.27%)
Average Annual Total Returns, 5 Years [Percent]	6.77%
Average Annual Total Returns, 10 Years [Percent]	10.64%
Multi Fund 1 4 | LVIPDelawareWealthBuilderFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To provide a responsible level of income and the potential for capital appreciation.
Portfolio Company Name [Text Block]	LVIP Delaware Wealth Builder Fund - Standard Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(11.21%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	5.39%
Multi Fund 1 4 | LVIPDimensionalUSCoreEquity1FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	(15.25%)
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	11.99%
Multi Fund 1 4 | LVIPFranklinTempletonGlobalEquityManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital growth.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	(12.06%)
Average Annual Total Returns, 5 Years [Percent]	3.56%
Average Annual Total Returns, 10 Years [Percent]	4.82%
Multi Fund 1 4 | LVIPFranklinTempletonMultiFactorEmergingMarketsFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	(11.83%)
Average Annual Total Returns, 5 Years [Percent]	(1.46%)
Average Annual Total Returns, 10 Years [Percent]	0.34%
Multi Fund 1 4 | LVIPGlobalConservativeAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A high level of current income with some consideration given to growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(15.40%)
Average Annual Total Returns, 5 Years [Percent]	1.39%
Average Annual Total Returns, 10 Years [Percent]	3.52%
Multi Fund 1 4 | LVIPGlobalGrowthAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Growth Allocation Managed Risk Fund - Standard Class
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(18.68%)
Average Annual Total Returns, 5 Years [Percent]	1.05%
Average Annual Total Returns, 10 Years [Percent]	3.74%
Multi Fund 1 4 | LVIPGlobalModerateAllocationManagedRiskFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(17.38%)
Average Annual Total Returns, 5 Years [Percent]	1.11%
Average Annual Total Returns, 10 Years [Percent]	3.56%
Multi Fund 1 4 | LVIPGovernmentMoneyMarketFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).
Portfolio Company Name [Text Block]	LVIP Government Money Market Fund - Standard Class
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	1.31%
Average Annual Total Returns, 5 Years [Percent]	0.95%
Average Annual Total Returns, 10 Years [Percent]	0.53%
Multi Fund 1 4 | LVIPJPMorganRetirementIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income and some capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP JPMorgan Retirement Income Fund - Standard Class
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(13.33%)
Average Annual Total Returns, 5 Years [Percent]	1.79%
Average Annual Total Returns, 10 Years [Percent]	3.73%
Multi Fund 1 4 | LVIPJPMorganSelectMidCapValueManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(9.17%)
Average Annual Total Returns, 5 Years [Percent]	4.14%
Average Annual Total Returns, 10 Years [Percent]	6.71%
Multi Fund 1 4 | LVIPMondrianGlobalIncomeFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Current income consistent with the preservation of capital.
Portfolio Company Name [Text Block]	LVIP Mondrian Global Income Fund - Standard Class
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(15.13%)
Average Annual Total Returns, 5 Years [Percent]	(1.32%)
Average Annual Total Returns, 10 Years [Percent]	(0.42%)
Multi Fund 1 4 | LVIPMondrianInternationalValueFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
Portfolio Company Name [Text Block]	LVIP Mondrian International Value Fund - Standard Class
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(10.76%)
Average Annual Total Returns, 5 Years [Percent]	(0.25%)
Average Annual Total Returns, 10 Years [Percent]	3.60%
Multi Fund 1 4 | LVIPSSGABondIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.
Portfolio Company Name [Text Block]	LVIP SSGA Bond Index Fund - Standard Class
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(13.44%)
Average Annual Total Returns, 5 Years [Percent]	(0.32%)
Average Annual Total Returns, 10 Years [Percent]	0.70%
Multi Fund 1 4 | LVIPSSGAGlobalTacticalAllocationManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	(14.33%)
Average Annual Total Returns, 5 Years [Percent]	1.87%
Average Annual Total Returns, 10 Years [Percent]	3.57%
Multi Fund 1 4 | LVIPSSGAInternationalIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
Portfolio Company Name [Text Block]	LVIP SSGA International Index Fund - Standard Class
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	(14.32%)
Average Annual Total Returns, 5 Years [Percent]	1.49%
Average Annual Total Returns, 10 Years [Percent]	4.32%
Multi Fund 1 4 | LVIPSSGAInternationalManagedVolatilityFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Capital Appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP SSGA International Managed Volatility Fund - Standard Class
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	(16.83%)
Average Annual Total Returns, 5 Years [Percent]	(0.99%)
Multi Fund 1 4 | LVIPSSGASP500IndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.
Portfolio Company Name [Text Block]	LVIP SSGA S&P 500 Index Fund - Standard Class
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	(18.31%)
Average Annual Total Returns, 5 Years [Percent]	9.15%
Average Annual Total Returns, 10 Years [Percent]	12.29%
Multi Fund 1 4 | LVIPSSGASmallCapIndexFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000®Index, which emphasizes stocks of small U.S. companies.
Portfolio Company Name [Text Block]	LVIP SSGA Small-Cap Index Fund - Standard Class
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	(20.78%)
Average Annual Total Returns, 5 Years [Percent]	3.69%
Average Annual Total Returns, 10 Years [Percent]	8.56%
Multi Fund 1 4 | LVIPTRowePrice2020FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2020 Fund - Standard Class
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(15.18%)
Average Annual Total Returns, 5 Years [Percent]	3.53%
Average Annual Total Returns, 10 Years [Percent]	4.67%
Multi Fund 1 4 | LVIPTRowePrice2030FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2030 Fund - Standard Class
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	(16.87%)
Average Annual Total Returns, 5 Years [Percent]	4.20%
Average Annual Total Returns, 10 Years [Percent]	5.25%
Multi Fund 1 4 | LVIPTRowePrice2040FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2040 Fund - Standard Class
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	(17.74%)
Average Annual Total Returns, 5 Years [Percent]	4.96%
Average Annual Total Returns, 10 Years [Percent]	5.87%
Multi Fund 1 4 | LVIPTRowePrice2050FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2050 Fund - Standard Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(17.95%)
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Multi Fund 1 4 | LVIPTRowePrice2060FundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price 2060 Fund - Standard Class
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(17.87%)
Multi Fund 1 4 | LVIPTRowePriceStructuredMidCapGrowthFundStandardClassMember
Prospectus:
Portfolio Company Objective [Text Block]	To maximize capital appreciation.
Portfolio Company Name [Text Block]	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	(24.52%)
Average Annual Total Returns, 5 Years [Percent]	8.55%
Average Annual Total Returns, 10 Years [Percent]	12.00%
Multi Fund 1 4 | LVIPVanguardDomesticEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard Domestic Equity ETF Fund - Service Class
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	(18.95%)
Average Annual Total Returns, 5 Years [Percent]	8.41%
Average Annual Total Returns, 10 Years [Percent]	11.27%
Multi Fund 1 4 | LVIPVanguardInternationalEquityETFFundServiceClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Long-term capital appreciation. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Vanguard International Equity ETF Fund - Service Class
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	(16.83%)
Average Annual Total Returns, 5 Years [Percent]	0.58%
Average Annual Total Returns, 10 Years [Percent]	3.69%
Multi Fund 1 4 | MFSVITUtilitiesSeriesInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Total return.
Portfolio Company Name [Text Block]	MFS® VIT Utilities Series - Initial Class
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	0.76%
Average Annual Total Returns, 5 Years [Percent]	9.00%
Average Annual Total Returns, 10 Years [Percent]	8.63%
Multi Fund 1 4 | PIMCOVITTotalReturnPortfolioAdministrativeClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Maximum total return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO VIT Total Return Portfolio - Administrative Class
Current Expenses [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(14.30%)
Average Annual Total Returns, 5 Years [Percent]	(0.18%)
Average Annual Total Returns, 10 Years [Percent]	0.92%
Multi Fund 1 4 | DollarCostAveragingMember
Prospectus:
Name of Benefit [Text Block]	Dollar-Cost Averaging
Purpose of Benefit [Text Block]	Allows you to automatically transfer amounts between certain investment options on a monthly basis.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Minimum amount to be dollar cost averaged is $1,500 over any time period between 3 and 60 months.•Cannot be used simultaneously with portfolio rebalancing or cross reinvestment.
Name of Benefit [Text Block]	Dollar-Cost Averaging
Multi Fund 1 4 | PortfolioRebalancingMember
Prospectus:
Name of Benefit [Text Block]	Portfolio Rebalancing
Purpose of Benefit [Text Block]	Allows you to automatically reallocate your Contract Value among investment options on a periodic basis based on your standing allocation instructions.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or cross reinvestment.
Name of Benefit [Text Block]	Portfolio Rebalancing
Multi Fund 1 4 | CrossReinvestmentMember
Prospectus:
Name of Benefit [Text Block]	Cross-Reinvestment/Earnings Sweep Service
Purpose of Benefit [Text Block]	When the amount invested in an investment option exceeds a baseline amount, allows you to automatically transfer the excess amount to another investment option.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Cannot be used simultaneously with dollar cost averaging or portfolio rebalancing.
Name of Benefit [Text Block]	Cross-Reinvestment/Earnings Sweep Service
Multi Fund 1 4 | AutomaticWithdrawalServiceMember
Prospectus:
Name of Benefit [Text Block]	Automatic Withdrawal Service
Purpose of Benefit [Text Block]	Allows you to take periodic withdrawals from your Contract automatically.
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	Automatically terminates once i4LIFE®Advantage begins.
Name of Benefit [Text Block]	Automatic Withdrawal Service
Multi Fund 1 4 | EnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.302%
Base Contract (N-4) Footnotes [Text Block]	2A charge of 0.952% applies only for assets invested in the LVIP Delaware Value Fund on and after May 1, 2009.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.302%
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit
Purpose of Benefit [Text Block]	Provides an enhanced death benefit based on the greater of Contract Value upon death, Contract Value at the time of election, total Purchase Payments, or highest Contract Value on a contract anniversary, subject to adjustments.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	•Limited availability: Only available for flexible premium contracts, not available for qualified contracts or in all states, and Owner(s) and Annuitant must be no older than age 75.•Withdrawals could significantly reduce the benefit.
Name of Benefit [Text Block]	Enhanced Guaranteed Minimum Death Benefit
Multi Fund 1 4 | i4LIFEAdvantageforQualifiedContractsMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.482%
Name of Benefit [Text Block]	i4LIFE® Advantage for Qualified Contracts
Purpose of Benefit [Text Block]	•Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period. •The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. •Includes a Guaranteed Income Benefit and its own standard death benefit.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	1.482%
Brief Restrictions / Limitations [Text Block]	•Limited availability: Must be elected before an annuity option is selected, must be elected no later than age 85 (single life); age 80 (joint life), may not be available or limitations may apply depending on state, tax treatment, and terms of retirement plan.•Investment Requirements apply.•Restrictions apply to the length of the Access Period.•Withdrawals during the Access Period could significantly reduce the dollar amount of income payments and the death benefit.•Purchase Payments are subject to additional restrictions.
Name of Benefit [Text Block]	i4LIFE® Advantage for Qualified Contracts
Multi Fund 1 4 | i4LIFEAdvantageforNonqualifiedandIRAContractsMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Name of Benefit [Text Block]	i4LIFE® Advantage for Nonqualified and IRA Contracts
Purpose of Benefit [Text Block]	•Variable periodic Regular Income Payments for life. •The ability to make additional withdrawals and surrender the Contract during the Access Period. •The optional Guaranteed Income Benefit provides a minimum payout floor for those Regular Income Payments. •May be elected with or without the Guaranteed Income Benefit. Includes its own standard death benefit and an enhanced death benefit may be elected for an additional charge.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Brief Restrictions / Limitations [Text Block]	•Limited availability: Must have Contract Value of at least $50,000 at election, must be elected before an annuity option is selected, for IRA contracts, must be age 59½ or older and may not be available or limitations may apply depending on state and tax treatment.•Investment Requirements apply if Guaranteed Income Benefit is elected.•Restrictions apply to the length of the Access Period.•Withdrawals during the Access Period could significantly reduce the dollar amount of income payments and the death benefit.•Purchase Payments are subject to additional restrictions.Optional Benefits – Available for ElectionName of BenefitPurposeMaximum FeeBrief Description of Restrictions / Limitations
Name of Benefit [Text Block]	i4LIFE® Advantage for Nonqualified and IRA Contracts
Multi Fund 1 4 | GuaranteedIncomeBenefitwithi4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Name of Benefit [Text Block]	Guaranteed Income Benefit with i4LIFE®Advantage
Purpose of Benefit [Text Block]	Provides that variable income payments under i4LIFE® Advantage will never be less than a guaranteed minimum amount regardless of investment performance during the Access Period or Lifetime Income Period. Includes a step-up feature that may result in a higher guaranteed minimum at certain points in time.
Optional Benefit Expense (of Other Amount), Maximum [Percent]	3.652%
Brief Restrictions / Limitations [Text Block]	•Must be elected no later than age 95 for nonqualified contracts or age 80 for IRA contracts.•Investment Requirements apply.•Features, terms, and conditions differ for qualified and nonqualified/IRA contracts.•Withdrawals during the Access Period could significantly reduce the benefit and negatively impact the potential for step-ups.•Changes to the length of the Access Period or payment frequency could significantly reduce or terminate the benefit.•Purchase Payments are subject to additional restrictions.
Name of Benefit [Text Block]	Guaranteed Income Benefit with i4LIFE®Advantage
Operation of Benefit [Text Block]	i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 – 64	3.50%	59 – 69	3.50%
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Protected Income Base or Guaranteed Amount	Age (younger of you and your spouse’s age)	Percentage of Account Value, Protected Income Base or Guaranteed Amount
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

Multi Fund 1 4 | LoansMember
Prospectus:
Other Transaction Fee, Maximum [Dollars]	$ 35
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	Loans are available only if your group plan allows for loans and such fee is permissible by state law.
Multi Fund 1 4 | WithoutEnhancedGuaranteedMinimumDeathBenefitEGMDBMember
Prospectus:
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.002%
Multi Fund 1 4 | GuaranteeOfPrincipalDeathBenefitMember
Prospectus:
Operation of Benefit [Text Block]	Periodic premium deferred contracts (Multi-Fund® 1) If the Annuitant dies before the Annuity Commencement Date, Lincoln Life will pay the Beneficiary a Death Benefit equal to the greater of the following amounts: 1.The net Purchase Payments, or2.The value of the Contract less any outstanding loan balance.Net Purchase Payments will mean the sum of all Purchase Payments credited to the Contract less any amounts paid when a withdrawal occurs and less any outstanding loan balance. If your state has not approved this Death Benefit provision, the applicable Death Benefit will be equal to the Contract Value. Upon the death of the Annuitant Federal Tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the 1940 Act. Annuity Payouts will be made in accordance with applicable laws and regulations governing payment of Death Benefits. Notwithstanding any provision to the contrary, the payment of Death Benefits provided under the Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits are taxable. See – Federal Tax Matters – Taxation of Death Benefits. Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place upon the death of a Beneficiary: 1.If any Beneficiary dies before the Annuitant, the Contractowner may elect a new Beneficiary. If no new Beneficiary election is made, that Beneficiary's interest will go to any other Beneficiaries named, according to their respective interest. There are no restrictions on the Beneficiary's use of the proceeds; and/or2.If no Beneficiary survives the Annuitant, the proceeds will be paid to the Contractowner or to his/her estate, as applicable.Death of Contractowner If the Contractowner of a nonqualified contract dies before the Annuity Commencement Date, then, in compliance with the tax code, the cash surrender value (Contract Value less any applicable charges, fees, and taxes) of the Contract will be paid as follows: 1.Upon the death of a non-Annuitant Contractowner, the proceeds shall be paid to any surviving joint or contingent owner(s). If no joint or contingent owner has been named, then the cash surrender value shall be paid to the Annuitant named in the Contract; and2.Upon the death of a Contractowner, who is also Annuitant, the death will be treated as death of the Annuitant and the provisions of this Contract regarding death of Annuitant will control. If the recipient of the proceeds is the surviving spouse of the Contractowner, the Contract may be continued in the name of that spouse as the new Contractowner or as a Contract for the benefit of the surviving spouse.If you are a non-spouse Beneficiary, the tax code requires that any distribution to be paid within five years of the death of the Contractowner unless the Beneficiary begins receiving, within one year of the Contractowner's death, the distribution in the form of a life annuity or an annuity for a period certain not exceeding the Beneficiary's life expectancy.
Multi Fund 1 4 | LivingBenefitsMember
Prospectus:
Operation of Benefit [Text Block]	Living Benefit Riders The following optional Living Benefit Riders described in this prospectus are no longer available for election: •Lincoln Lifetime IncomeSM Advantage 2.0•Lincoln Lifetime IncomeSM Advantage•Lincoln Lifetime IncomeSM Advantage Plus•Lincoln SmartSecurity® Advantage•4LATER® AdvantageAppendix C to this prospectus provides a detailed description of the following Living Benefit Riders: Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage Plus, Lincoln SmartSecurity® Advantage and 4LATER® Advantage. Before electing to drop an existing Living Benefit Rider you should consider that you will no longer be able to repurchase that rider or any other Living Benefit Rider (except i4LIFE® Advantage with or without the Guaranteed Income Benefit, if available). You should consider whether you will be eligible to purchase i4LIFE® Advantage (with or without the Guaranteed Income Benefit) which is currently only available for contracts with Contract Values of at least $50,000 and before an annuity payment option is elected. i4LIFE® Advantage with the Guaranteed Income Benefit must be elected by age 80 (qualified contracts) or age 95 (nonqualified contracts). You should also consider whether the features of i4LIFE® Advantage (with or without the Guaranteed Income Benefit) will be sufficient to meet your future income needs. Contractowners might consider purchasing i4LIFE® Advantage with the Guaranteed Income Benefit if they need an income program that provides periodic variable income payments for life, with a minimum payout floor, the ability to make withdrawals during a defined period of time (Access Period) and a Death Benefit during the Access Period. i4LIFE® Advantage with the Guaranteed Income Benefit uses a different annuity factor to calculate payments and Contractowners might consider other annuity payment options if their annuity payments would be higher. Please refer to the i4LIFE® Advantage with Guaranteed Income Benefit section of this prospectus for more details. Before deciding to drop an existing rider you should consult with your registered representative. Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the Contract is purchased. i4LIFE® Advantage is the only Living Benefit Rider currently available to owners of qualified contracts. The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this Contract. The riders do not guarantee the investment results of the funds. The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the Contract’s effective date.
Multi Fund 1 4 | i4LIFEAdvantageMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period. See Charges and Other Deductions – i4LIFE® Advantage Charge for more information.These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for more information.
Operation of Benefit [Text Block]	i4LIFE® Advantage for Qualified Contracts i4LIFE® Advantage (the Variable Annuity Income rider in your Contract) is an optional Annuity Payout rider you may elect and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. In order to elect the i4LIFE® Advantage benefit, you may need to surrender your existing base contract and apply for a new Contract. The surrender charges and fees applicable to the new base contract will not be higher than such fees applicable to the base contract being surrendered. However, an additional charge will be incurred on the new base contract for i4LIFE® Advantage; just as it would be for a Contract that need not be surrendered to elect i4LIFE® Advantage. Enhanced interest rates will not be offered on the fixed account(s) of the new base contract. Please contact your registered representative to determine if it is necessary to surrender your Contract in order to elect i4LIFE® Advantage. i4LIFE® Advantage is a payout option that provides you with variable, regular monthly income payments for life. These payouts begin and are made during an Access Period, where you have access to the Account Value. After the Access Period ends, Regular Income Payments continue for the rest of your life, during the Lifetime Income Period. i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. The initial regular monthly income payment is based on the Account Value on the Periodic Income Commencement Date. This date is no more than 14 days prior to the date you begin receiving the regular monthly income payments. This option is available for participants in 401(k), 403(b) and most 457 plans (“tax-deferred retirement plans”). This option, when available in your state, is subject to a charge. See Charges and Other Deductions – i4LIFE® Advantage Charges for Qualified Contracts. i4LIFE® Advantage may be elected at the time of application or at any time before another Annuity Payout option is elected by sending a written request to our Home Office. When you elect i4LIFE® Advantage, you make certain choices about your Regular Income Payments. The Annuitant, or Secondary Life, if applicable, may not be changed after i4LIFE® Advantage is elected. The Periodic Income Commencement Date will be within one month of when your i4LIFE® Advantage election form is approved by us. i4LIFE® Advantage for tax-deferred retirement plans is only available if the Annuitant is eligible to receive a payout pursuant to the terms and conditions of his or her plan at the time the option is elected. Additional limitations on issue ages and features may be necessary to comply with the Internal Revenue Code provisions for required minimum distributions. If i4LIFE® Advantage is selected, in addition to the Investment Requirements imposed by electing this option, the applicable transfer provisions among Subaccounts and the fixed account during the access period will continue to be those specified in your prospectus. See The Contracts – Transfers on or Before the Annuity Commencement Date. During the Lifetime Income Period, the transfer provisions are those specified in your prospectus. See The Contracts – Transfers after the Annuity Commencement Date. Once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Additional Services. When you elect i4LIFE® Advantage, you will receive the i4LIFE® Advantage Guarantee of Principal Death Benefit. See i4LIFE® Advantage Death Benefit. Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, regular monthly income payments and provide a Death Benefit, and during which you may surrender the Contract and make additional withdrawals from your Account Value. During the Access Period, the Account Value is available as a minimum Death Benefit, or for additional withdrawals or surrender of the Contract. At the end of the Access Period, the remaining Account Value is used to determine the amount of regular monthly income payments for the rest of your life (and the Secondary Life if applicable) and you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends. We will establish the minimum (currently the greater of 15 years or to age 85) and maximum Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend the Access Period by sending us notice. Additional restrictions may apply if you are under 59½ when you request a change to the Access Period. A request to extend the Access Period will be effective on the next Periodic Income Commencement Date anniversary. Currently, if you extend the Access Period, it must be extended at least 5 years. If you extend the Access Period, subsequent Regular Income Payments and the Guaranteed Income Benefit will be reduced accordingly. The Guaranteed Income Benefit will be adjusted in proportion to the reduction in the new Regular Income Payment. Extending the Access Period lowers the regular payment and Guaranteed Income Benefit because these payments are spread out over a longer period of time. For example, assume you have an access period of 25 years, a Regular Income Payment of $433 a month and a Guaranteed Income Benefit of $332 per month. If you extend your Access Period to 30 years, the Regular Income Payment decreases to $428 per month (a reduction of 1.15%) and the Guaranteed Income Benefit is also reduced by 1.15% for a payment of $328. We may reduce or terminate the Access Period for tax-deferred retirement plans in order to keep the Regular Income Payments in compliance with Internal Revenue Code (“IRC”) provisions for required minimum distributions. You may not shorten your Access Period. Account Value. The initial Account Value is equal to the total of the dollar value of the fixed and variable options contained in the Contract in which you are invested on the Periodic Income Commencement Date. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses including interest credited on the fixed account, and will be reduced by Regular Income Payments made, any Guaranteed Income Benefit payments made, and any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life (and the Secondary Life, if applicable) and the Account Value will be reduced to zero. Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living; and access to your Account Value during the Access Period. Such payments will not vary during the year unless there is a withdrawal. When you elect i4LIFE® Advantage, you will have to choose the length of the Access Period. This choice will influence the amount of your Regular Income Payments. Regular Income Payments will begin within 14 days of the Periodic Income Commencement Date. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Regular Income Payments for tax-deferred retirement plans will be paid monthly, and are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). An Assumed Investment Return (AIR) rate of 4% will be available. Regular Income Payments are not subject to any surrender charges or applicable Interest Adjustments. For information regarding income tax consequences of Regular Income Payments, See Federal Tax Matters. The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Account Value by 1,000 and multiplying the result by an annuity factor. In the absence of excess withdrawals this amount will remain constant throughout the calendar year. The annuity factor is based upon: •The age and sex (unless unisex rates are required by law) of the Annuitant and Secondary Life, if applicable;•the length of the Access Period selected;•the monthly Regular Income Payments;•the AIR of 4%; and•the Individual Annuity Mortality table specified in your Contract.The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The amount of your Regular Income Payment will be impacted by the length of the Access Period you have chosen. For example, if a 70-year old male makes a $100,000 initial Purchase Payment, elects monthly payments, a 4% AIR, and a 20-year Access Period, the initial Regular Income Payment will be $509.67 per month ($6,116.04 annually). Using the same assumptions, but with a 30-year Access Period, the initial Regular Income Payment will be $448.85 per month ($5,386.20 annually). Subsequent Regular Income Payments during the Access Period are determined by dividing the Account Value, on the applicable Valuation Date (December 31) by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. You will receive the same payment each month throughout the year. The Account Value continues to vary with the performance of the Subaccounts selected and the interest credited on the fixed account. The AIR is the measuring point for subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For example, a Contractowner has an Account Value of $100,000 and an income payment of $400 per month. If the Contractowner makes a withdrawal of $25,000 (resulting in a 25% reduction of Account Value), there would be a corresponding 25% reduction to the Regular Income Payment. The Regular Income Payment of $400 would be reduced to $300 [$400 – (25% x $400)]. See i4LIFE® Advantage – General i4LIFE® Advantage Provisions for more information on withdrawals. For a joint life option, the Secondary Life must be the Annuitant’s spouse and must be the primary Beneficiary. If either the Annuitant or Secondary Life dies during the Access Period, the surviving life may elect to continue Regular Income Payments. We may adjust the Access Period length to ensure the regular monthly income payments conform to the required minimum distribution requirements of Section 401(a)(9) of the IRC. Regular Income Payments will continue for the remainder of the Access Period and then, if there is a surviving life, for the Lifetime Income Period. As an alternative, upon the death of the Annuitant, the Secondary Life may choose to take the Death Benefit, and the i4LIFE® Advantage rider will terminate. The Account Value less any contingent deferred sales charge may be paid upon the death of the Secondary Life during the Access Period, if applicable. If there is no surviving life, then the Regular Income Payments will cease and this rider will terminate. For a single life option, if the Annuitant dies during the Access Period, a Death Benefit will be paid and the Regular Income Payments will cease and this rider will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. The frequency of Regular Income Payments, the AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: •the age and sex (unless unisex rates are required by law) of the Annuitant and Secondary Life (if living);•the monthly Regular Income Payments;•the AIR of 4%; and•the Individual Annuity Mortality table specified in your Contract.The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Your Regular Income Payments are adjusted on an annual basis, and the total of the annual payment is transferred to Lincoln Life’s general account in January to be paid out monthly. During the Lifetime Income Period monies deposited to the general account will receive the then current crediting rate. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will vary on an annual basis for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your annuity units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable.Guaranteed Income Benefit with i4LIFE® Advantage for Qualified Contracts The Guaranteed Income Benefit ensures that your Regular Income Payments will never be less than a minimum amount, adjusted for withdrawals, regardless of the actual investment performance of your Contract. The Guaranteed Income Benefit is in effect during both the Access Period and the Lifetime Income Period. The Guaranteed Income Benefit is initially equal to 75% of the initial Regular Income Payment. If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit. This additional amount will be withdrawn from the variable Subaccounts and the fixed account on a pro-rata basis according to your investment allocations. If your Account Value reaches zero as a result of the payment of the Guaranteed Income Benefit, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefit. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant, or Secondary Life, if applicable, is living. The Guaranteed Income Benefit has an automatic step-up feature that works as follows: During the 15-year step-up period, the Guaranteed Income Benefit will automatically step-up every three years to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The 15-year period will run from the Periodic Income Commencement Date, or the date of the most recent reset of the 15-year step-up period. Each 3-year step-up occurs on the Valuation Date of the first Regular Income Payment in the first calendar year of each 3-year period. At the end of a 15-year step-up period, the Contractowner may continue with the current Guaranteed Income Benefit amount at the current fee with no further step-ups or alternatively elect a new 15-year step-up period by submitting a written request to the Home Office. If a new 15-year step-up period is elected, the i4LIFE® Advantage fee will be the current charge in effect at the time of the step-up election period. A new step-up period may be elected during the Access and Lifetime Income periods, but the new step-up period must be elected at or before the end of the previous step-up period or no new step-up period may be elected in the future. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln administer the election of a new 15-year step-up period for you. After Lincoln administers this election, you have 30 days to notify us if you wish to reverse the election. If a new 15-year step-up period is elected, the i4LIFE® Advantage charge may increase subject to the guaranteed maximum annual percentage charge of 1.50%. The Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments or Guaranteed Income Benefit payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Advantage Provisions to see the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit. If you choose to lengthen your Access Period, (which must be increased by a minimum of 5 years up to the maximum available) thereby reducing your Regular Income Payment, your Guaranteed Income Benefit will also be reduced. The Guaranteed Income Benefit will be reduced in proportion to the reduction in the Regular Income Payment. You may not shorten your Access Period. i4LIFE® Advantage Death Benefit i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is only available for qualified contracts during the Access Period and will be equal to the greater of: •the Account Value as of the Valuation Date we approve the payment of the claim; or•the sum of all Purchase Payments, less the sum of Regular Income Payments and other additional withdrawals (including withdrawals to provide the Guaranteed Income Benefit).References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage. Withdrawals that were not treated as Excess Withdrawals under a Prior Rider will reduce the Death Benefit by the dollar amount of the withdrawal. The following example demonstrates the impact of a withdrawal on your Death Benefit: Total Purchase Payments $200,000
Total i4LIFE® Advantage Regular Income Payments $25,000
Additional Withdrawal $15,000
Death Benefit value after i4LIFE® Advantage withdrawal = $200,000 – $25,000 = $175,000
Death Benefit value after additional withdrawal = $175,000 - $15,000 = $160,000 General Death Benefit Provisions. Following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates. During the Access Period, if the single life option has been elected, then upon the death of the Annuitant, the Regular Income Payments will cease and this rider will terminate. If the joint life option has been elected, then upon the death of the Annuitant, the Secondary Life, if still surviving, as spouse and primary Beneficiary, may terminate the Contract and this rider and receive full payment of the Death Benefit or elect to continue the Contract and this rider and receive Regular Income Payments for his/her lifetime. Upon the death of the Secondary Life, the Annuitant if still surviving, may continue to receive Regular Income Payments for the remainder of the access period and for the Lifetime Income Period or may elect to terminate this rider. If neither the Annuitant nor the Secondary Life is still surviving, the Regular Income Payments will cease and this rider will terminate. The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1. an original certified death certificate or any other proof of death satisfactory to us; and
2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with IRC Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters. Upon notification to Lincoln Life of the death, Regular Income Payments may be suspended until the death claim is approved. If this rider is continued, upon approval of the death claim the excess, if any, of the Death Benefit over the Account Value will be credited into the Contract at that time and a lump sum payment for the value of any suspended payments, as of the date the death claim is approved, will be made and the Regular Income Payments will restart. Otherwise, this rider terminates. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940. General Provisions Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments will be reduced in the same proportion as the withdrawal reduces the Account Value. Withdrawals may have tax consequences. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. The Interest Adjustment may apply. The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit Payments: i4LIFE® Advantage Regular Income Payment before Withdrawal $1,200
Guaranteed Income Benefit before Withdrawal $750
Account Value at time of Additional Withdrawal $150,000
Additional Withdrawal $15,000 (a 10% withdrawal)
Reduction in i4LIFE® Advantage Regular Income Payment for Withdrawal = $1,200 x 10% = $120
i4LIFE® Advantage Regular Income Payment after Withdrawal = $1,200 – $120 = $1,080
Reduction in Guaranteed Income Benefit for Withdrawal = $750 x 10% = $75
Guaranteed Income Benefit after Withdrawal = $750 – $75 = $675 Surrender. At any time prior to or during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your Contract will return to the accumulation phase. Upon termination, we will stop assessing the charge for i4LIFE® Advantage and assess the mortality and expense risk charge and administrative charge associated with the Contract without this feature. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. Availability. The availability of i4LIFE® Advantage will depend upon your state’s approval of the i4LIFE® Advantage contract rider. Please check with your registered representative for availability. i4LIFE® Advantage for Nonqualified Contracts and IRAs i4LIFE® Advantage (the Variable Annuity Payout Option rider in your Contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your Contract and described later in this prospectus. You may also purchase either the i4LIFE® Advantage Guaranteed Income Benefit or the 4LATER® Advantage Guaranteed Income Benefit (described below) for an additional charge. i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the Contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the Contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge (for Nonqualified contracts and IRAs only). i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected at the time of application or at any time before any other Annuity Payout option under this Contract is elected by sending a written request to our Home Office. If you purchased 4LATER® Advantage, you must wait at least one year before you can purchase i4LIFE® Advantage. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For IRAs, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election. i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life are age 59½ or older at the time the option is elected. i4LIFE® Advantage with the Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 on nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER® Advantage Guaranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract. If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or before the Annuity Commencement Date. When you elect i4LIFE® Advantage, the Death Benefit option that you had previously elected will become the Death Benefit under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death Benefit who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new death benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began(if premium taxes have been deducted from the Contract Value). See i4LIFE® Advantage Death Benefits. Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the Contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of Regular Income Payments or market loss, your Access Period ends. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Home Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage. Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective (or your initial Purchase Payment if i4LIFE® Advantage is purchased at contract issue), less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will the total value of all of the Contractowner’s Accumulation Units plus the Contractowner’s value in the fixed account, and will be reduced by Regular Income Payments made and Guaranteed Income Benefit payments as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero. Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date your elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (AIR). These choices will influence the amount of your Regular Income Payments. If you do not choose a payment frequency, the default is a monthly frequency. In most states, you may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, on December 31st (if not a Valuation Date, then on the first Valuation Date of the calendar year). You also choose the AIR. AIR rates of 3%, 4%, 5% or 6% may be available. Certain states limit the availability of 5% or 6% AIR. See your registered representative for availability. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries. Regular Income Payments are not subject to any surrender charges. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters. The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value (or Purchase Payment if elected at contract issue), less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon: •the age and sex of the Annuitant and Secondary Life, if applicable;•the length of the Access Period selected;•the frequency of the Regular Income Payments;•the AIR selected; and•the Individual Annuity Mortality table specified in your Contract.The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit was payable. The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit. The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the Contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the Contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%. Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal. For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the surviving payments after the first spouse’s death. For nonqualified contracts, if the Annuitant (and Secondary Life if applicable) dies during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant (and Secondary Life) dies during the Access Period, i4LIFE® Advantage (and the Guaranteed Income Benefit if applicable) will terminate. Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon: •the age and sex of the Annuitant and Secondary Life (if living);•the frequency of the Regular Income Payments;•the AIR selected; and•the Individual Annuity Mortality table specified in your Contract.The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the Contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln Life's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. You Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units. Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance. During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.i4LIFE® Advantage Death Benefits i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is only available during the Access Period and is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected. i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available for nonqualified contracts during the Access Period and is the greatest of: •the Account Value as of the Valuation Date on which we approve the payment of the claim; or•the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the Contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted on a dollar for dollar basis.When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any. Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Home Office. This change will be effective on the Valuation Date we receive a completed election form at our Home Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB. General Death Benefit Provisions. These Death Benefit options are only available during the Access Period and will terminate when the Account Value equals zero, because the Access Period terminates. If there is a change in the Contractowner, joint owner or Annuitant during the life of the Contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death. For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the Contract and receive full payment of the Death Benefit or may elect to continue the Contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, no Death Benefit is paid. If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program. If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following: 1. an original certified death certificate or any other proof of death satisfactory to us; and 2. written authorization for payment; and 3. all required claim forms, fully completed (including selection of a settlement option). Notwithstanding any provision of this Contract to the contrary, the payment of Death Benefits provided under this Contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal tax matters. Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the Contract at that time. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. Surrender. At any time prior to or during the Access Period, you may surrender the Contract by withdrawing the surrender value. If the Contract is surrendered, the Contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice and your Contract will return to the accumulation phase. Your i4LIFE® Advantage Death Benefit will terminate and you will have the Account Value Death Benefit option. Upon termination, we will stop assessing the charge for i4LIFE® Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with the new Death Benefit option. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage. For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the Contract will be subject to income taxation in the year of the termination. This will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
Multi Fund 1 4 | i4LIFEGuaranteedIncomeBenefitMember
Prospectus:
Operation of Benefit [Text Block]	Guaranteed Income Benefit with i4LIFE® Advantage (for Nonqualified Contracts or IRAs only) The Guaranteed Income Benefit is an optional benefit that is available for an additional charge. It provides that your Regular Income Payment will never be less than a minimum payout floor, regardless of the actual investment performance of your Contract. i4LIFE® Advantage Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit available for purchase, unless you are guaranteed the right to elect a prior version under the terms of another Living Benefit Rider. If you purchase any version of i4LIFE® Advantage Guaranteed Income Benefit, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Appendix B – Investment Requirements for more information. You will be subject to those Investment Requirements for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, certain Living Benefit Riders may guarantee a Contractowner the right to transition from that Prior Rider to a version of i4LIFE® Advantage Guaranteed Income Benefit that may no longer be offered. The transition rules are set forth below. In certain states the total annual Guaranteed Income Benefit that would otherwise be payable may be subject to a maximum amount. Please refer to your Contract or contact your registered representative for more information. Guaranteed Income Benefit Amount. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Lincoln Lifetime IncomeSM Advantage 2.0 Guaranteed Amount), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. For Guaranteed Income Benefit (version 2 and 3), the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value) in effect at the time the Guaranteed Income Benefit is elected. There are four versions of the Guaranteed Income Benefit. Guaranteed Income Benefit (version 1) is no longer available for election. Guaranteed Income Benefit (version 2) may only be elected if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. You may elect Guaranteed Income Benefit (version 3) after December 31, 2010 or after Guaranteed Income Benefit (version 4) is approved in your state, if later, only if you own a version of Lincoln Lifetime IncomeSM Advantage that guarantees you the right to elect that version. Guaranteed Income Benefit (version 4) is the only version of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version pursuant to the terms of your Living Benefit Rider. Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit. Guaranteed Income Benefit Percentages and Age-Bands. The specific percentages and applicable age-bands for calculating the initial Guaranteed Income Benefit are discussed below. The initial Guaranteed Income Benefit percentages applicable to new rider elections are determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentages may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions. This percentage structure is intended to help us provide the guarantees under the rider. The initial Guaranteed Income Benefit percentages for new rider elections may be higher or lower than prior percentages, but for existing Contractowners that have elected the rider, your Guaranteed Income Benefit percentages will not change as a result. Guaranteed Income Benefit (version 4). For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts.Guaranteed Income Benefit General Provisions For all versions of the Guaranteed Income Benefit, if the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your Contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations. If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living. The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Monthly Guaranteed Income Benefit	$810
Monthly Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value. Guaranteed Income Benefit Step-up Guaranteed Income Benefit (version 4). The Guaranteed Income Benefit (version 4) will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the first Valuation Date of the first periodic income payment of each calendar year. The following example illustrates how the initial Guaranteed Income Benefit is calculated for a Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The example assumes a 3.5% percentage was used to calculate the Guaranteed Income Benefit, and that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See Living Benefit Riders – i4LIFE® Advantage-Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2022 Amount of initial Regular Income Payment	$4,801
8/1/2022 Account Value at election of Guaranteed Income Benefit (version 4)	$100,000
8/1/2022 Initial Guaranteed Income Benefit (3.5% x $100,000 Account Value)	$4,000
8/1/2023 Recalculated Regular Income Payment	$6,000
8/1/2023 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment. The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in General Provisions above. Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after October 6, 2008 to December 31, 2010 or when Guaranteed Income Benefit (version 4) was approved in your state, whichever occurred later (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time of the first Regular Income Payment. The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to October 6, 2008 (unless version 2 is available for election at any time per the terms of a Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time of the first Regular Income Payment. The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Home Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you. Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election. Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your Contract: •A 4% AIR will be used to calculate the Regular Income Payments;•The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. If you use the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 to calculate the Guaranteed Income Benefit after the fifth anniversary of the rider's effective date, the minimum Access Period will be the longer of 20 years or the difference between your age (nearest birthday) and age 95 (15 years or the difference between your age and age 85 prior to May 21, 2012).If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, the i4LIFE® Advantage with Guaranteed Income Benefit will terminate. Refer to the Example in the 4LATER® Advantage Guaranteed Income Benefit section of this prospectus. Termination of the Guaranteed Income Benefit. The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events: •the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or•a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or•upon written notice from the Contractowner to us; or•assignment of the Contract; or•failure to comply with Investment Requirements.A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under a previously held Living Benefit Rider to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election. Availability. The Guaranteed Income Benefit is available with qualified (IRAs and Roth IRAs) and nonqualified annuity contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected. The next section describes certain guarantees in Living Benefit Riders relating to the election of i4LIFE® Advantage with Guaranteed Income Benefit. Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See Appendix C – Discontinued Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0.Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 rider may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) in accordance with the terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the Guaranteed Income Benefit at the terms in effect for purchasers of this rider. Lincoln SmartSecurity® Advantage. Contractowners who purchased the Lincoln SmartSecurity® Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on either the Contractowner’s age (single life) or the youngest age of either the Contractowner or Secondary Life (if applicable), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Guaranteed Income Benefit Percentages by Ages table above. The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage with Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the Contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Guaranteed Income Benefit Percentages by Ages table above. The example assumes an annual payment mode has been elected.
Account Value (equals Contract Value on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage with Guaranteed Income Benefit (version 4) is elected	$140,000
Amount of initial Regular Income Payment	$5,411	per year
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See Appendix C – Lincoln Lifetime IncomeSM – i4LIFE® Advantage Guaranteed Income Benefit Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to terminate Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Guaranteed Income Benefit Percentages by Ages table above.
Multi Fund 1 4 | LincolnLifetimeIncomeAdvantage20ManagedRiskMember
Prospectus:
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This rider is no longer available for purchase. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to Protected Income Base.
Optional Benefit Expense, Footnotes [Text Block]	As an annualized percentage of the Protected Income Base, as increased for subsequent Purchase Payments, Account Value Step-ups, 5% Enhancements and decreased by Excess Withdrawals. This fee is deducted from the Contract Value proportionately on a quarterly basis. This rider is no longer available for purchase. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 Charge for a discussion of these changes to Protected Income Base.
Multi Fund 1 4 | Standard Death Benefit [Member]
Prospectus:
Operation of Benefit [Text Block]	Death Benefit If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Generally, the more expensive the Death Benefit, the greater the protection. You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the Contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death. You may designate a Beneficiary during the life of the Annuitant and change the Beneficiary by filing a written request with the Home Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the Contract for endorsement of a change of Beneficiary. The Contract Value available upon death is the value of the Contract at the end of the Valuation Period during which the death claim is approved by payment by Lincoln Life. The approval of the death claim payment will occur after receipt of all of the following: •proof, satisfactory to us, of the death of the Annuitant;•written authorization for payment; and our receipt of all required claim forms fully completed.If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the Contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the Contract. You are strongly encouraged to consult a tax advisor before electing spousal rights under the Contract. Single premium deferred contracts and Flexible premium deferred contracts (Multi-Fund® 2, 3, 4) If the Annuitant dies before the Annuity Commencement Date and the enhanced guaranteed minimum Death Benefit (EGMDB) is not in effect, a Death Benefit equal to the Contract Value will be paid to your designated Beneficiary. Prior to the Annuity Commencement Date, an optional EGMDB is available for nonqualified, Roth IRA and IRA flexible premium deferred annuity contracts, for Annuitants up to age 75. Please check with your financial adviser for availability to current Contractowners. If the Annuitant dies before the Annuity Commencement Date and the EGMDB is in effect, the Death Benefit paid to your designated Beneficiary will be the greater of: 1.The Contract Value at the end of the Valuation Period when the death claim is approved for payment by Lincoln Life, or2.The highest of:a.the Contract Value at the end of the Valuation Period when the EGMDB becomes effective and;b.the sum of all Purchase Payments less the sum of all withdrawals, partial annuitization and premium taxes incurred, if any; andc.the highest Contract Value, at the end of the Valuation Period, on any contract anniversary date up to and including age 75 following election of the EGMDB; increased by Purchase Payments and decreased by any withdrawals, annuitizations and premium taxes incurred after the EGMDB effective date or the contract anniversary on which the highest Contract Value occurred.The EGMDB is not available under contracts issued to a Contractowner, joint owner or Annuitant who is age 75 or older at the time of issuance. The EGMDB is not available in the state of Louisiana. If you add the EGMDB after purchase, the benefit will take effect as of the Valuation Date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the Death Benefit under the EGMDB, the highest Contract Value on the effective date when the benefit is added to the Contract or any contract anniversary after the effective date will be used. The EGMDB will take effect on the Valuation Date when the EGMDB election form is approved at our Home Office, if before 4:00 p.m. New York time. If after 4:00 p.m. New York time, the EGMDB election or termination will be effective with the next Valuation Date. The owner may not reelect the EGMDB once it is discontinued. As of the Annuity Commencement Date the EGMDB will be discontinued and the charge for the EGMDB will stop. See Charges and Other Deductions-Deduction for the EGMDB.
Multi Fund 1 4 | singlepremiumdeferredannuityMultiFund1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	7
Surrender Charge (of Amount Surrendered) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Deferred Sales Load (of Amount Surrendered), Current [Percent]	7.00%
Multi Fund 1 4 | periodicpremiumdeferredannuityMultiFund1Member
Prospectus:
Surrender Charge Phaseout Period, Years | yr	10
Surrender Charge (of Amount Surrendered) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Deferred Sales Load (of Amount Surrendered), Current [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	The surrender charge percentage is reduced over time. The later the surrender or withdrawal occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. A withdrawal that does not exceed the free amount for a Contract Year is not subject to a surrender charge. See Charges and Other Deductions – Surrender Charge.
Multi Fund 1 4 | SinglePeriodicPremiumContractMember
Prospectus:
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,760
Surrender Expense, 3 Years, Maximum [Dollars]	22,270
Surrender Expense, 5 Years, Maximum [Dollars]	31,764
Surrender Expense, 10 Years, Maximum [Dollars]	57,409
No Surrender Expense, 1 Year, Maximum [Dollars]	5,769
No Surrender Expense, 3 Years, Maximum [Dollars]	17,288
No Surrender Expense, 5 Years, Maximum [Dollars]	28,782
No Surrender Expense, 10 Years, Maximum [Dollars]	$ 57,409